Share capital, share premium and other reserves	12 Months Ended
Dec. 31, 2024
Share capital, share premium and other reserves
Share capital, share premium and other reserves

23.Share capital, share premium and other reserves

Share capital represents the par value of shares that have been issued.

Share premium includes any premiums received on the issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.

Other reserves include the following:

–	EBT shares reserve comprise shares held by an employee benefit trust in connection with the Group’s share-based incentive plans.
–	Cash flow hedge reserve comprises gains and losses relating to these types of financial instruments.
–	Merger reserve arises as a result of business combinations of entities under common control.
–	Other reserves comprises mainly differences between the fair value of the consideration paid for an investment, and the carrying value of assets and liabilities acquired from business combinations under common control.

Translation reserve arises from the foreign currency translation of the Group’s foreign operations into the Group’s presentation currency.

Retained earnings includes all current and prior years’ retained profits, remeasurement gains/(losses), including any tax impacts on defined benefit plans.

As at 31 December 2024, the Group had share capital of £91m pertaining to 9,083,725,919 of ordinary shares at £0.01 each (31 December 2023: £92m pertaining to 9,234,573,831 of ordinary shares at £0.01 each). The decrease in the number of shares outstanding was due to a number of transactions during the year including a cancellation of 102,272,727 ordinary shares repurchased from Pfizer pursuant to an off-market share buyback which completed on 21 March 2024 for £315m. On 1 August 2024, the Group announced the commencement of an on-market share buyback programme; during this programme which ended on 1 October 2024, the Company repurchased 18,413,907 ordinary shares for an aggregate price of approximately £70m which were subsequently cancelled.

On 3 October 2024 the Company completed an off-market purchase from Pfizer Inc for an aggregate purchase price of £230m. £114m of the purchase represented the remainder of the £500m allocated for share buybacks during 2024; 30,161,278 ordinary shares were cancelled. The further £116m, including transaction costs, purchased 30,365,037 ordinary shares which were held as treasury shares. As at 31 December 2024 the Company held 30,365,037 ordinary shares as treasury shares (2023: nil ordinary shares).

Share capital and share premium

		At 31 December 2024	At 31 December 2023
Ordinary shares at £0.01 each	Number	9,083,725,919	9,234,573,831
Share capital	£'000	90,837	92,346

The table above presents the movement of share capital and share premium of the Company for the year ended 31 December 2024. All ordinary shares are issued and fully paid. All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the treasury shares held by the Group are suspended until those shares are reissued. The redeemable preference shares carry limited class voting rights and no dividend rights.

Other reserves

The analysis of other reserves is as follows:

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Treasury shares reserve £m	Capital redemption reserve £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2023	1,046	–	–	–	150	(11,687)	(10,491)
Other comprehensive income	–	–	–	–	12	–	12
Amount reclassified to income statement	–	–	–	–	(23)	–	(23)
Purchase of shares by employee benefit trust	–	(38)	–	–	–	–	(38)
Exchange movements on overseas net assets	(420)	–	–	–	–	–	(420)
As at 31 December 2023	626	(38)	–	–	139	(11,687)	(10,960)
Other comprehensive income	–	–	–	–	(26)	–	(26)
Shares transferred to employees	–	41	–	–	–	–	41
Repurchase of ordinary shares and capital reduction	–	–	–	1	–	–	1
Purchase of shares by employee benefit trust	–	(5)	–	–	–	–	(5)
Purchase of treasury shares	–	–	(116)	–	–	–	(116)
Exchange movements on overseas net assets	(132)	–	–	–	–	–	(132)
As at 31 December 2024	494	(2)	(116)	1	113	(11,687)	(11,197)

1	Shares owned through an EBT. The total number of shares held in connection with employee share schemes as at 31 December 2024 was 0.6m.

The cumulative translation exchange in equity is attributable to:

	Retained earnings	Non-controlling interests	Total cumulative translation exchange
	£m	£m	£m
As at 1 January 2023	1,046	6	1,052
Exchange movements on overseas net assets	(420)	(7)	(427)
As at 31 December 2023	626	(1)	625
Exchange movements on overseas net assets	(132)	(2)	(134)
As at 31 December 2024	494	(3)	491